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THE COMPETITIVE EDGE
"BEST IDEAS" PORTFOLIO
SERIES 99-3

(A Unit Investment Trust)

- FIXED PORTFOLIO
- CAPITAL APPRECIATION POTENTIAL
- GLOBAL DIVERSIFICATION
- EASY LIQUIDITY

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE UNITS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN UNITS OF THE TRUST IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SUMMARY OF ESSENTIAL INFORMATION
AS OF JULY 22, 1999

SIZE OF OFFERING
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Aggregate Value of Securities....    $245,926.15
Number of Units..................         24,816

PRICE
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Public Offering Price Per Unit
  (including sales charge).....           $10.00
Minimum Purchase: $1,000
Public Offering Price Per 100
  Units (including sales
  charge)......................           $1,000

RECORD DATES
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March 1, 2000 and October 24, 2000

DISTRIBUTION DATES
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March 15, 2000 and on or about October 31, 2000

TERMINATION DATE
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October 24, 2000

SALES CHARGE
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The one-year sales charge is 2.90% of the Public Offering Price of which $20 per 100 Units is deferred. The one-year deferred sales charge generally is paid from the proceeds of securities sold each month commencing October 29, 1999 ($2.00 per 100 Units per month for 10 months). Volume discounts begin on orders of $25,000 or more.
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TRUSTEE                SPONSOR
The Bank of New York   Dean Witter Reynolds
101 Barclay Street     Inc.
New York, NY 10286     2 World Trade Center
                       New York, NY 10048

--------------------------

    MORGAN STANLEY DEAN WITTER IS A SERVICE MARK OF MORGAN STANLEY DEAN WITTER & CO.

INVEST IN THE 40 "BEST IDEAS" STOCKS IN TODAY'S GLOBAL
MARKET PLACE FOR AS LITTLE AS $1,000 ($100 FOR IRAS OR DIRECT INVEST)

YOUR EDGE FOR GLOBAL INVESTING

The Morgan Stanley Dean Witter Competitive Edge "Best Ideas" Portfolio brings together the research, the expertise and the diversification needed to invest in today's global market place. This unit investment trust features a fixed Portfolio of professionally selected stocks, representing Morgan Stanley Dean Witter (MSDW) Global Equity Research Group's July 1999 Competitive Edge "Best Ideas" list of common stocks. With the purchase of the Competitive Edge unit trust, the investor has access to a portfolio that encompasses a world-class collection of companies--each of which is considered by MSDW to be a global leader within its industry.

FULLY LIQUID INVESTMENT

All or a portion of your units may be sold at any time, based on the net asset value of the securities in the portfolio (including deductions for any remaining deferred sales charge), which may be more or less than the original price paid.

AUTOMATIC DIVIDEND REINVESTMENT

Investors may elect to have distributions automatically reinvested in additional units of the portfolio, subject to any remaining deferred sales charge.

SUITABLE FOR RETIREMENT ACCOUNTS

This Trust may be an attractive investment vehicle for a self-directed IRA or self-employed retirement plan ("Keogh plan"). Unless held in an IRA or other tax-deferred vehicle, there may be current tax consequences associated with an investment in this type of unit investment trust. As a capital appreciation-oriented investment it may be a suitable complement to help increase the growth potential of an investor's overall portfolio.

SHORT-TERM LIFE

Unitholders may choose to hold their units for approximately one year. The portfolio will then either be liquidated or distributed to unitholders in-kind at their election. Investors may, of course, sell or redeem their units at any time prior to the Trust's termination.

ROLLOVER OPTION

Investors, in connection with the Trust's termination, may elect to roll over their investment into units of a new series, if offered, subject only to the deferred sales charge.

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FOR A COPY OF THE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES, EXPENSES AND RISKS, CONTACT YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

MORGAN STANLEY DEAN WITTER
DIRECT INVEST-SM-

DIRECT INVEST is an automatic investment program that can help individuals invest for the future, now. Morgan Stanley Dean Witter created DIRECT INVEST because preparing for the future, such as financing a college education, a down payment on a new house, or retirement, can be difficult. Through DIRECT INVEST, regular deductions from a checking or savings account or Morgan Stanley Dean Witter Active Assets-Registered Trademark- Accounts are used to purchase units of the MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO without writing any checks! The program has the additional benefits of allowing investors to choose their own investment schedule, either once a month, twice a month or quarterly, and also to create a purchase rate that fits into their budget. DIRECT INVEST does not assure a profit and does not protect against loss in declining markets.

RISKS

Investors should note that MSDW Global Equity Research continually reviews and updates its Competitive Edge Best Ideas list. The list is expected to change, and may substantially change, over the life of the Trust.

The portfolio of the Trust is an unmanaged, fixed portfolio. It is based on a longer term strategy, taking the July 1999 Competitive Edge Best Ideas list and holding these stocks for the life of the Trust. Regardless of any changes to the list, the identity and proportionate relationship of the Trust's securities is expected to remain the same as shown in "Schedule of Portfolio Securities". Therefore, the performance of the Trust will vary from the list.

The Trust is not an appropriate investment for those seeking high current income or capital preservation. Investors must be able and willing to assume the risks associated with equity investing in a fixed portfolio of common stocks. Risks of investing in common stocks such as the Trust's securities include price volatility resulting from factors affecting particular common stock and the equity markets in general. Equity markets have been at historically high levels and no assurance can be given that these levels will continue.

In addition, the Portfolio will contain securities of non-U.S. issuers, which may involve risks that are different from those involved in holding securities of domestic issuers. These include currency risk, the risk of future political and economic developments, as well as price volatility. Read the prospectus for more complete risk information.

SCHEDULE OF PORTFOLIO SECURITIES
THE COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO SERIES 99-3
ON DATE OF DEPOSIT, JULY 22, 1999

                                                                    PROPORTIONATE   PERCENTAGE
                                                                    RELATIONSHIP   OF AGGREGATE   PRICE PER
PORTFOLIO                                                NUMBER OF   BETWEEN NO.   MARKET VALUE    SHARE TO
   NO.     NAME OF COMMON STOCK ISSUER                    SHARES      OF SHARES      OF TRUST       TRUST
---------  --------------------------------------------- ---------  -------------  ------------  ------------
     1.    AXA-UAP                                            50        0.69%          2.48%       $ 121.7638
     2.    America Online, Inc.                               56        0.77           2.51          110.4375
     3.    American Express Co.                               45        0.62           2.51          137.0000
     4.    American Home Products Corp.                      118        1.62           2.50           52.1875
     5.    The Bank of New York Company, Inc.                165        2.26           2.55           37.9375
     6.    Bayerische Motorenwerke AG (BMW)                    8        0.11           2.40          737.1013
     7.    British Telecommunications PLC                    359        4.92           2.48           16.9871
     8.    Cisco Systems, Inc.                               101        1.39           2.51           61.1250
     9.    Clear Channel Communications, Inc.                 88        1.21           2.54           71.0625
    10.    Coca-Cola Enterprises, Inc.                       220        3.02           2.51           28.0625
    11.    Groupe Danone                                      24        0.33           2.57          262.8750
    12.    Diageo PLC                                        609        8.35           2.46            9.9528
    13.    DuPont (E.I.), de Nemours & Co.                    85        1.17           2.49           72.0000
    14.    EMC Corporation                                   102        1.40           2.49           60.1250
    15.    Emerson Electric Co.                              100        1.37           2.52           62.0000
    16.    FDX Corp.                                         134        1.84           2.52           46.2500
    17.    Fujitsu Ltd.                                      251        3.44           2.50           24.4604
    18.    General Electric Co.                               55        0.75           2.57          114.8750
    19.    HSBC Holdings                                     514        7.05           2.53           12.1134
    20.    Halliburton                                       142        1.95           2.53           43.8125
    21.    Heineken N.V.                                     117        1.60           2.50           52.5750
    22.    Holderbank Financiere Glarus AG                     5        0.07           2.33        1,144.8380
    23.    Intel Corp.                                        97        1.33           2.52           63.8750
    24.    Invensys                                        1,173       16.09           2.56            5.3610
    25.    Lucent Technologies Inc.                           91        1.25           2.53           68.2500
    26.    MCI-Worldcom Inc.                                  71        0.97           2.49           86.3125
    27.    Matsushita Electric Industrial Company            275        3.77           2.49           22.3021
    28.    Medtronic, Inc.                                    86        1.18           2.53           72.3750
    29.    Microsoft Corp.                                    68        0.93           2.52           91.0625
    30.    News Corp. Ltd.                                   758       10.39           2.50            8.0950
    31.    Quintiles Transnational Corp.                     154        2.11           2.43           38.7500
    32.    Schlumberger Ltd.                                 102        1.40           2.53           61.0000
    33.    Shin-Etsu Chemical                                175        2.40           2.47           34.7017
    34.    Skandia Forsakring                                326        4.47           2.52           18.9752
    35.    Sony Corp.                                         51        0.70           2.43          117.2239
    36.    Time Warner Inc.                                   82        1.12           2.48           74.3125
    37.    TOTAL S.A.                                         47        0.64           2.46          128.7036
    38.    Tyco International Ltd.                            62        0.85           2.53          100.5000
    39.    UPM-Kymmene OY                                    188        2.58           2.49           32.5965
    40.    Wal-Mart Stores Inc.                              138        1.89           2.54           45.1875
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